PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
Mining machinery and equipment	$46,626	$51,960
Total	$46,626	$51,960

No depreciation has been charged for the three and six months ended June 30, 2013 and 2012, since the Company is in assembly and testing mode, not in operations.

The above assets were transferred from ICBS Ltd, a related party (refer note 7).

During the three and six months ended June 30, 2013, the Company sold assets of $5,334 to ICBS Ltd (refer note 7).

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011

Mining machinery and equipment	$51,960	$50,833

Total	$51,960	$50,833

No depreciation has been charged for the years ended December 31, 2012 and 2011, since the Company is in assembly and testing mode, not in operations.

The above assets has been transferred from ICBS Ltd, a related party (refer note 7).